Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2024
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Changes in Treasury Shares

(shares, in millions of Won)	2023			2024
	Number of shares	Amount		Number of shares	Amount
Beginning	8,722,053	￦	1,892,308	8,695,023	￦	1,889,658
Acquisition of treasury shares	—		—	255,428		92,311
Disposal of treasury shares	(27,030)		(2,650)	—		—
Retirement of treasury shares	—		—	(1,946,853)		(431,107)

Ending	8,695,023	￦	1,889,658	7,003,598	￦	1,550,862